UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  December 31, 2012

Date of reporting period:  December 31, 2012

Item 1. Reports to Stockholders.

2012

Annual Report

AL FRANK FUND

AL FRANK DIVIDEND VALUE FUND

Al Frank Fund
Al Frank Dividend Value Fund

ANNUAL REPORT
December 31, 2012

Al Frank Funds
85 Argonaut, Suite 220
Aliso Viejo, CA 92656
Shareholder Services 888.263.6443
alfrankfunds.com

Al Frank Asset Management
85 Argonaut, Suite 220, Aliso Viejo, CA 92656
alfrankfunds.com

Dear Shareholders,

While 2013 is off to a terrific start as I draft these comments at the end of January, we can’t help but bid 2012 a fond farewell, especially as returns on both of our Funds were well above the historical averages of 9.8% to 11.9% per annum that stocks returned from 1926-2012, according to data from Morningstar.  And given that the expectations of many folks were that double-digit returns were highly unlikely, the year was all the more satisfying.  Indeed, The Al Frank Fund – Investor Class (VALUX) posted a return of 17.26% for the 12 months ended December 31, 2012, while the Al Frank Dividend Value Fund – Investor Class (VALDX) posted a return of 17.20%, both figures comparing favorably to the 16.42% total return of the Russell 3000® Index and the 16.00% total return of the S&P 500® Index over the same period.

The following attribution analysis illustrates some of the reasons why the Funds performed as they did during 2012 relative to their benchmarks, the Russell 3000® Index and the S&P 500® Index.

A solid fourth quarter, with The Al Frank Fund – Investor Class (VALUX) enjoying a return of 3.44%, relative to 0.25% return for the Russell 3000® Index and a -0.38% return for the S&P 500® Index for the same period, helped push the Fund to benchmark-beating performance for the year.  During 2012, the Fund benefited from an overweight position and stock selection within the Consumer Discretionary and Energy sectors.  In addition, the Fund realized relatively better returns from stock selection and an underweight position in the Utilities and HealthCare sectors.  A material underweight position and slightly weaker stock selection within the Finance sector was the major detractor from relative performance.  Additionally, relatively poor stock selection within the Telecommunication Services and Information Technology sectors pulled down aggregate performance during the year.

The Al Frank Fund’s allocation to small-cap stocks and selection within the market cap strata provided the largest boost to relative performance.  Additionally, overweight positions and stock selection in the mid- and large-cap spaces benefited the Fund during the

Al Frank Fund

AVERAGE ANNUAL TOTAL RETURN AS OF 12.31.12
	Al Frank Fund –	Al Frank Fund –	Russell	S&P 500®
	Investor Class	Advisor Class*	3000® Index	Index
1 year	17.26%	17.55%	16.42%	16.00%
5 years	0.21%	0.47%	2.04%	1.66%
10 years	10.24%	N/A	7.68%	7.10%
Since 1.2.98 inception	9.61%	1.07%	4.79%	4.44%

*  Commencement of operations on April 30, 2006.

Total Annual Fund Operating Expenses: Investor Class – 1.52%; Advisor Class – 1.27%
Net Annual Fund Operating Expenses: Investor Class – 1.50%; Advisor Class – 1.25%
The advisor has contractually agreed to waive fees through April 30, 2014.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data to the most recent month end may be obtained by visiting alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for 60 days or less. Performance data does not reflect the redemption fee. Had the fee been included, returns would be lower.

Al Frank Dividend Value Fund

AVERAGE ANNUAL TOTAL RETURN AS OF 12.31.12
	Al Frank Dividend	Al Frank Dividend
	Value Fund –	Value Fund –	Russell	S&P 500®
	Investor Class	Advisor Class*	3000® Index	Index
1 year	17.20%	17.49%	16.42%	16.00%
5 years	0.58%	0.83%	2.04%	1.66%
Since 9.30.04 inception	4.57%	1.55%	5.65%	5.21%

*  Commencement of operations on April 30, 2006.

Total Annual Fund Operating Expenses: Investor Class – 2.04%; Advisor Class – 1.79%
Net Annual Fund Operating Expenses: Investor Class – 1.99%; Advisor Class – 1.74%
The advisor has contractually agreed to waive fees through April 30, 2014.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data to the most recent month end may be obtained by visiting alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for 60 days or less. Performance data does not reflect the redemption fee. Had the fee been included, returns would be lower.

year.  However, a material underweight position amongst giant-size companies negatively impacted relative performance.  Looking at specific stocks, the top five positions that had the greatest positive impact on the portfolio during 2012 were Seagate Technology PLC, M.D.C. Holdings, Inc., Cooper Tire & Rubber Co., Marathon Petroleum Corp. and Ship Finance International Ltd.  On the other side of the ledger, Nippon Telegraph and Telephone Corp., Norfolk Southern Corp., Delta Apparel, Inc., American Software, Inc. and Staples, Inc. had the largest negative impact.

The Al Frank Dividend Value Fund – Investor Class (VALDX) produced returns of 3.34% during the fourth quarter, relative to a 0.25% return for the Russell 3000® Index and a -0.38% return for the S&P 500® Index for the same period, propelling the Fund to a benchmark-topping return for the full year.  During 2012, the Fund benefited from an overweight position and stock selection within the Consumer Discretionary, Energy and Industrials sectors.  Relatively weak stock selection within the Materials and the Telecommunication Services sectors, as well as an underweight position and slightly poor selection in the HealthCare sector, pulled down aggregate performance during the period.

Al Frank Fund

TOP FIFTEEN HOLDINGS AND SECTOR COMPOSITION
	Name	% Net Assets	Sector	% Net Assets
1	Cooper Tire & Rubber Co.	2.2%	Information Technology	16.3%
2	Walt Disney Co.	2.1%	Energy	14.3%
3	Marathon Petroleum Corp.	2.0%	Industrials	14.2%
4	Comcast Corp.	2.0%	Consumer Discretionary	13.6%
5	Eaton Corp.	1.9%	Financials	13.2%
6	MDC Holdings, Inc.	1.9%	Health Care	12.5%
7	McKesson Corp.	1.8%	Securities Lending Collateral	12.1%
8	Seagate Technology PLC	1.8%	Materials	6.0%
9	Bristow Group, Inc.	1.7%	Consumer Staples	3.9%
10	JPMorgan Chase & Co.	1.7%	Telecommunication Services	2.4%
11	Exxon Mobil Corp.	1.6%	Utilities	1.5%
12	Yamana Gold, Inc	1.6%	Short-Term Investments	0.7%
13	Thermo Fisher Scientific, Inc.	1.6%
14	Manpower, Inc.	1.6%
15	Ameriprise Financial, Inc.	1.6%
As of December 31, 2012. Top fifteen holdings and sector composition are subject to change. SOURCE: Al Frank.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

COMPOSITION OF EQUITY HOLDINGS BY MARKET CAPITALIZATION Market capitalization is subject to change.

SOURCE: Al Frank using Bloomberg

While the Fund benefited from a relatively overweight position and stock selection within the small- and mid-cap spaces, the material underweight giant-size company position negatively impacted relative performance compared to the benchmark.  Looking at specific stocks, the top five positions that had the largest positive impact on the portfolio during 2012 were Whirlpool Corp., Seagate Technology PLC, M.D.C.  Holdings, Inc., Ship Finance International Ltd. and Cooper Tire & Rubber Co.  On the other side of the ledger, RadioShack Corp., Xyratex Ltd., Staples, Inc., Credit Suisse Group AG and Nippon Telegraph & Telephone Corp. had the largest negative impact.

Al Frank Dividend Value Fund

TOP FIFTEEN HOLDINGS AND SECTOR COMPOSITION
	Name	% Net Assets	Sector	% Net Assets
1	Cooper Tire & Rubber Co.	2.7%	Information Technology	17.8%
2	Comcast Corp.	2.4%	Industrials	16.0%
3	Seagate Technology PLC	2.3%	Consumer Discretionary	13.6%
4	Aceto Corp.	2.1%	Financials	11.4%
5	Eaton Corp.	2.0%	Energy	11.1%
6	McKesson Corp.	2.0%	Health Care	10.7%
7	Protective Life Corp.	2.0%	Materials	7.4%
8	MDC Holdings, Inc.	1.8%	Consumer Staples	4.9%
9	Whirlpool Corp.	1.8%	Telecommunication Services	2.6%
10	Ameriprise Financial, Inc.	1.8%	Utilities	2.5%
11	Walt Disney Co.	1.7%	Short-Term Investments	0.9%
12	Abbott Labs	1.7%
13	DTE Energy Co.	1.7%
14	Cisco Systems, Inc.	1.6%
15	Baxter International, Inc.	1.6%
As of December 31, 2012. Top fifteen holdings and sector composition are subject to change. SOURCE: Al Frank.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

COMPOSITION OF EQUITY HOLDINGS BY MARKET CAPITALIZATION Market capitalization is subject to change.

SOURCE: Al Frank using Bloomberg

We know that we will not always be able to outperform the benchmarks in the short run, especially as our focus is always on the long-term prospects of the Funds and the stocks contained therein.  As such, we remain pleased with our long-term performance comparisons.  For example, as of 12/31/12,  the Al Frank Fund – Investor Class (VALUX) has enjoyed a 9.61% annualized rate of return since its inception on January 2, 1998, compared to a 4.79% annualized return for the Russell 3000® Index and a 4.44% annualized return for the S&P 500® Index over the same period.  As of 12/31/12, the Al Frank Dividend Value Fund – Investor Class (VALDX), with its emphasis on dividend-paying stocks, has had a 4.57% annualized rate of return since its inception on September 30, 2004, versus a 5.65% annualized return for the Russell 3000® Index and a 5.21% annualized return for the S&P 500® Index over the same period.

Remember that both of our Funds are broadly diversified with exposure across nearly all market sectors.  Also, as the pie charts above illustrate, we remain very much an all-cap manager, with representation in micro-, small-, mid-, large- and giant-caps.  We have always been equal opportunity stock pickers, free to go where we believe the bargains reside.

In fact, in recent years we have moved more toward larger-cap holdings, given the opportunities presented by the relative inexpensive valuations that were created as a result of small- and mid-cap stocks dramatically outperforming since the turn of the millennium.  Continued support for the shift can be found in the December 2012 S&P Indices Market Attributes report.  Standard & Poor’s states that the price return since December 1999 on the Large-Cap S&P 500® Index has been -2.93% through December 31, 2012, compared to +129.48% for the S&P MidCap 400® Index and +140.94% for the S&P SmallCap 600® Index.  And on the valuation side, Standard & Poor’s shows a price to earnings ratio of 12.7 times 2013 estimated earnings for the S&P 500® Index versus 15.5 for the S&P MidCap 400® Index and 16.1 for the S&P SmallCap 600® Index.

*****

To be sure, the year just completed was terrific for the equity markets, especially considering the laundry list of obstacles that stocks had to overcome.  While every year has its share of headwinds (2011 had unrest in the Middle East, an earthquake and tsunami in Japan and the Standard & Poor’s downgrade of the U.S. credit rating, to name a few), investors in 2012 faced the ‘London Whale’ debacle at JPMorgan Chase, more drama in the long-playing European debt crisis, the Facebook IPO disaster, a ‘trading glitch’ that led to the near-collapse of Knight Capital, a slowdown in Chinese economic growth and a polarizing U.S. election.  And I haven’t even mentioned the tragedies in Aurora, Benghazi and Newtown, as well as the devastation of Superstorm Sandy, the sinking of the Costa Concordia and the dysfunction in Washington that sent the country, for a day, over the ‘Fiscal Cliff.’

Of course, we do not think it should be a grand surprise that stocks performed as well as they did, what with equity valuations reasonable, interest rates at microscopic levels, corporate profits and balance sheets healthy, and investor sentiment appearing a long way from enthusiastic.  The New Year was rung in with gusto as stocks rallied anew following word that the House of Representatives late on New Year’s Day passed the Senate’s American Taxpayer Relief Act of 2012.

“American Taxpayer Relief Act of 2012” is quite a name for a piece of legislation that seems to raise taxes on just about every Tom, Dick & Harry, but the common refrain on Wall Street was that it could have been a whole lot worse! After all, the conventional wisdom had the upper end of the tax code reverting to 39.6% on individuals/couples earning more than $200K/$250K and dividends being taxed at ordinary income rates.  Thus, folks could actually cheer an increase in taxes as the upper threshold was set at $400K/$450K and dividends (ignoring the 3.8% ObamaCare tax on investment income for those in the upper income ranges) rose only to 20% for those in the top bracket.

We can’t underestimate the impact that the uncertainty related to taxes has had on investment decisions, both at the individual and corporate level.  We suspect that many folks have been in the same boat as John Odland, CFO of MacMillan-Piper, a freight-transport firm in Seattle, who was recently quoted in The Wall Street Journal as saying, “We’re all sitting on the sidelines right now wondering what’s going to happen to us.  Let’s just wait and see what these knuckleheads [Congress] do.”

The resolution of the tax portion of the ‘Fiscal Cliff’ debate has moved a few investors off the sidelines, but we hardly expect a sea change in investor sentiment.  No doubt, animal spirits are not about to be unleashed en masse, especially as the debt ceiling and sequestration are major unresolved issues looming on the horizon, while the inevitable cutbacks in government spending (not to mention higher taxes) will not help economic growth this year.  That said, we believe in periods of great uncertainty, investors should take a deep breath and keep focused on their long-term objectives.

Just in the 15 years that the Al Frank Fund has been in existence, we have survived a Presidential impeachment, the bursting of the ‘Tech Bubble,’ September 11, various accounting scandals, the second Iraq War, the financial crisis of 2008, a housing depression, European contagion and the downgrade of the U.S. government’s credit rating!

Though there was and still is plenty about which to be concerned, once again we have witnessed the merits of maintaining faith in the equity markets in general and our brand of dividend-focused, all-cap value investing in particular.  We believe, stock volatility will continue to be high, especially given near-term worries about the debt ceiling debate, sequestration and the strength of corporate profit growth, but we offer the friendly reminder that this is what creates the opportunities for us to potentially buy undervalued companies while selling those that are fairly-valued.  To be sure, we are always fine-tuning our analyses as we’ll never relinquish the right to get smarter, but we have been unwavering in our belief that inexpensively-priced stocks merit a significant spot in most every asset allocation.

*****

We pride ourselves on our educational heritage and we are always striving to keep shareholders and prospective shareholders abreast of our thinking.  While many are receiving our philosophical musings via their subscriptions to The Prudent Speculator newsletter, we encourage those who are not subscribers to e-mail us at info@alfrank.com for additional information and to sign up for our free electronic offerings.

All of us at AFAM | Innealta Capital thank you for your continued loyalty and patronage.  We appreciate the faith you have shown in us and I am proud to say that I continue to invest my own money right alongside our shareholders in both of our Funds.

Sincerely,

John Buckingham

Opinions expressed are those of John Buckingham, which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance is not a guarantee of future results.

This material must be preceded or accompanied by a prospectus.  Read it carefully before investing.

Mutual fund investing involves risk.  Principal loss is possible.  Investing in securities of small- and medium-capitalization companies will involve greater price volatility and more limited liquidity than large-capitalization companies.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments included in this report.

Diversification does not assure a profit or protect against loss in a declining market.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and difference in accounting methods.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies.  It is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is reconstituted annually to ensure new and growing equities are reflected.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The S&P MidCap 400® Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

The S&P SmallCap 600® Index is a capitalization-weighted index which measures the performance of the small-range sector of the U.S. stock market.

You cannot invest directly in an index.

Price to earnings ratio is a valuation ratio of a company’s current share price compared to its per-share earnings.

Earning per share is the portion of a company’s profit allocated to each outstanding share of common stock.

AFAM/Innealta Capital is the adviser to the Al Frank Funds which were distributed by Quasar Distributors, LLC as of 12/31/12.

Al Frank Funds

Al Frank Fund Comparison of the change in value of a hypothetical $10,000 investment in Al Frank Fund – Investor Class vs. the Russell 3000 Index and the S&P 500 Index.

	Average Annual Total Return1
	Al Frank Fund –	Al Frank Fund –	Russell	S&P 500®
	Investor Class	Advisor Class*	3000® Index	Index
1 year	17.26%	17.55%	16.42%	16.00%
5 years	0.21%	0.47%	2.04%	1.66%
10 years	10.24%	N/A	7.68%	7.10%
Since 1.2.98 inception	9.61%	1.07%	4.79%	4.44%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data for the most recent month end is available at www.alfrankfunds.com.

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held 60 days or less.  If it did, returns would be reduced.

*  Commencement of operations on April 30, 2006.

1   Average Annual Total Return represents the average change in account value over the periods indicated.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies as determined by total market capitalization.

The S&P 500 Index is a broad based unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market.

Indices do not incur expenses and are not available for investment.

Al Frank Funds

Al Frank Dividend Value Fund Comparison of the change in value of a $10,000 investment in the Al Frank Dividend Value Fund – Investor Class vs. the Russell 3000 Index and the S&P 500 Index.

	Average Annual Total Return1
	Al Frank Dividend	Al Frank Dividend
	Value Fund –	Value Fund –	Russell	S&P 500®
	Investor Class	Advisor Class*	3000® Index	Index
1 year	17.20%	17.49%	16.42%	16.00%
5 years	0.58%	0.83%	2.04%	1.66%
Since 9.30.04 inception	4.57%	1.55%	5.65%	5.21%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data for the most recent month end is available at www.alfrankfunds.com.

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held 60 days or less.  If it did, returns would be reduced.

*Commencement of operations on April 30, 2006.

1 Average Annual Total Return represents the average change in account value over the periods indicated.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies as determined by total market capitalization.

The S&P 500 Index is a broad based unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market.

Indices do not incur expenses and are not available for investment.

Al Frank Funds

EXPENSE EXAMPLE at December 31, 2012 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested in both the Investor Class and the Advisor Class at the beginning of the period and held for the entire period (7/1/12– 12/31/12).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.49% and 1.24% per the operating expenses limitation agreement for the Al Frank Fund Investor Class and Advisor Class, respectively, and 1.98% and 1.73% for the Al Frank Dividend Value Fund Investor Class and Advisor Class, respectively.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these costs were included, your transaction costs would have been higher.

Al Frank Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/12	12/31/12	7/1/12 – 12/31/12*
Actual	$1,000.00	$1,101.50	$7.87
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.56

*
Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

Al Frank Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/12	12/31/12	7/1/12 – 12/31/12*
Actual	$1,000.00	$1,102.70	$6.55
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.29

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

Al Frank Funds

EXPENSE EXAMPLE at December 31, 2012 (Unaudited), Continued

Al Frank Dividend Value Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/12	12/31/12	7/1/12 – 12/31/12*
Actual	$1,000.00	$1,092.30	$10.41
Hypothetical (5% return before expenses)	$1,000.00	$1,015.18	$10.03

*
Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

Al Frank Dividend Value Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/12	12/31/12	7/1/12 – 12/31/12*
Actual	$1,000.00	$1,094.70	$9.11
Hypothetical (5% return before expenses)	$1,000.00	$1,016.44	$8.77

*
Expenses are equal to the Fund’s annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

Al Frank Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS at December 31, 2012 (Unaudited)

Al Frank Fund at December 31, 2012

Al Frank Dividend Value Fund at December 31, 2012

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI, Inc. (MSCI) and Standard & Poor's Financial Services LLC (S&P) and is licensed for use by Al Frank Asset Management, Inc.  Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representation with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness to a particular purpose with respect to any of such standard or classification.  Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in the making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2012

Shares	COMMON STOCKS: 97.80%	Value
	CONSUMER DISCRETIONARY: 13.55%
	Auto Components: 2.24%
70,000	Cooper Tire & Rubber Co.	$1,775,200

	Hotels, Restaurants & Leisure: 1.07%
25,000	Royal Caribbean Cruises Ltd. (b)	850,000

	Household Durables: 3.14%
40,000	M.D.C. Holdings, Inc.	1,470,400
10,000	Whirlpool Corp.	1,017,500
		2,487,900

	Leisure Equipment & Products: 1.18%
26,000	Hasbro, Inc. (c)	933,400

	Media: 4.06%
42,000	Comcast Corp. – Class A	1,569,960
33,000	Walt Disney Co.	1,643,070
		3,213,030

	Multiline Retail: 0.60%
11,000	Kohl’s Corp.	472,780

	Specialty Retail: 0.87%
60,000	Staples, Inc.	684,000

	Textiles, Apparel & Luxury Goods: 0.39%
22,274	Delta Apparel, Inc. (a)	311,391
	Total Consumer Discretionary (Cost $7,052,617)	10,727,701

	CONSUMER STAPLES: 3.87%
	Food & Staples Retailing: 1.40%
30,000	Walgreen Co.	1,110,300

	Food Products: 2.47%
38,000	Archer-Daniels-Midland Co.	1,040,820
47,000	Tyson Foods, Inc. – Class A	911,800
		1,952,620
	Total Consumer Staples (Cost $2,127,625)	3,062,920

	ENERGY: 14.26%
	Energy Equipment & Services: 1.83%
20,000	Baker Hughes, Inc.	816,800
9,300	Diamond Offshore Drilling, Inc. (c)	632,028
		1,448,828
	Marine Shipping: 1.58%
75,000	Ship Finance International Ltd. (b)(c)	1,247,250

	Oil, Gas & Consumable Fuels: 9.16%
10,000	Apache Corp.	785,000
20,000	Eni S.p.A – ADR (c)	982,800
15,000	Exxon Mobil Corp.	1,298,250
36,000	Marathon Oil Corp.	1,103,760

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2012, Continued

Shares		Value
	ENERGY: 14.26% (Continued)
	Oil, Gas & Consumable Fuels: 9.16% (Continued)
25,000	Marathon Petroleum Corp.	$1,575,000
7,500	Royal Dutch Shell PLC – ADR	517,125
19,000	Total SA – ADR (c)	988,190
		7,250,125
	Oilfield Services/Equipment: 1.69%
25,000	Bristow Group, Inc.	1,341,500
	Total Energy (Cost $7,647,160)	11,287,703

	FINANCIALS: 13.20%
	Capital Markets: 2.72%
20,000	Ameriprise Financial, Inc.	1,252,600
35,000	Bank of New York Mellon Corp.	899,500
		2,152,100
	Commercial Banks: 4.35%
40,000	BB&T Corp.	1,164,400
9,000	PNC Financial Services Group, Inc.	524,790
60,000	TCF Financial Corp. (c)	729,000
30,000	Wells Fargo & Co.	1,025,400
		3,443,590
	Diversified Financial Services: 1.67%
30,000	JPMorgan Chase & Co.	1,319,100

	Insurance: 3.12%
16,000	MetLife, Inc.	527,040
40,000	Protective Life Corp.	1,143,200
15,000	Prudential Financial, Inc.	799,950
		2,470,190
	Real Estate Investment Trusts (REITs): 1.34%
55,000	BioMed Realty Trust, Inc.	1,063,150
	Total Financials (Cost $7,152,574)	10,448,130

	HEALTH CARE: 12.54%
	Health Care Equipment & Supplies: 3.84%
18,000	Baxter International, Inc.	1,199,880
19,000	Covidien PLC (b)	1,097,060
80,168	Palomar Medical Technologies, Inc. (a)	738,347
		3,035,287
	Health Care Providers & Services: 4.73%
26,000	Aetna, Inc.	1,203,800
15,000	McKesson Corp.	1,454,400
20,000	Unitedhealth Group, Inc.	1,084,800
		3,743,000
	Life Sciences Tools & Services: 1.61%
20,000	Thermo Fisher Scientific, Inc.	1,275,600

	Pharmaceuticals: 2.36%
15,000	Abbott Laboratories	982,500
14,000	Novartis AG – ADR (c)	886,200
		1,868,700
	Total Health Care (Cost $5,702,318)	9,922,587

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2012, Continued

Shares		Value
	INDUSTRIALS: 14.21%
	Aerospace & Defense: 4.94%
2,166	Engility Holdings, Inc. (a)	$41,717
11,000	General Dynamics Corp.	761,970
13,000	L-3 Communications Holdings, Inc.	996,060
11,000	Lockheed Martin Corp.	1,015,190
19,000	Raytheon Co.	1,093,640
		3,908,577
	Construction & Engineering: 0.78%
45,000	Tutor Perini Corp. (a)	616,500

	Environmental Services: 1.28%
30,000	Waste Management Inc.	1,012,200

	Human Resource & Employment Services: 1.61%
30,000	Manpower, Inc.	1,273,200

	Machinery: 3.25%
50,000	Briggs & Stratton Corp. (c)	1,054,000
28,000	Eaton Corp. PLC (b)	1,517,600
		2,571,600
	Marine: 0.79%
186,632	Navios Maritime Holdings Inc. (b)(c)	628,950

	Road & Rail: 1.56%
20,000	Norfolk Southern Corp.	1,236,800
	Total Industrials (Cost $9,711,168)	11,247,827

	INFORMATION TECHNOLOGY: 16.26%
	Communications Equipment: 0.87%
35,000	Cisco Systems, Inc.	687,750

	Computers & Peripherals: 4.07%
1,600	Apple Inc.	852,848
25,000	Lexmark International, Inc. – Class A (c)	579,750
45,000	Seagate Technology PLC (b)(c)	1,371,600
50,000	Xyratex Ltd. (b)(c)	420,500
		3,224,698
	Electronic Equipment, Instruments & Components: 1.05%
50,000	Benchmark Electronics, Inc. (a)	831,000

	Internet Software & Services: 1.06%
150,000	United Online, Inc.	838,500

	IT Services: 1.45%
6,000	International Business Machines Corp.	1,149,300

	Semiconductors & Semiconductor Equipment: 4.30%
70,000	Alpha & Omega Semiconductor Ltd. (a)(b)	588,000
35,000	Intel Corp.	722,050
12,000	KLA-Tencor Corp.	573,120
30,000	Microchip Technology, Inc.	977,700

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2012, Continued

Shares		Value
	INFORMATION TECHNOLOGY: 16.26% (Continued)
	Semiconductors & Semiconductor Equipment: 4.30% (Continued)
75,000	Stmicroelectronics N.V. – ADR (c)	$543,000
		3,403,870
	Software: 3.46%
45,000	Activision Blizzard, Inc.	477,900
136,000	American Software, Inc. – Class A	1,055,360
45,000	Microsoft Corp.	1,202,850
		2,736,110
	Total Information Technology (Cost $10,354,781)	12,871,228

	MATERIALS: 6.02%
	Chemicals: 1.98%
20,000	Celanese Corp. – Class A	890,600
15,000	E.I. Du Pont de Nemours and Co.	674,550
		1,565,150
	Metals & Mining: 4.04%
15,000	BHP Billiton Ltd. – ADR	1,176,600
21,440	Freeport-McMoRan Copper & Gold, Inc.	733,248
75,000	Yamana Gold, Inc. (b)	1,290,750
		3,200,598
	Total Materials (Cost $3,265,177)	4,765,748

	TELECOMMUNICATION SERVICES: 2.37%
	Diversified Telecommunication Services: 2.37%
37,000	Nippon Telegraph & Telephone Corp. – ADR	778,110
220,000	Portugal Telecom, SGPS, S.A. – ADR	1,095,600
		1,873,710
	Total Telecommunication Services (Cost $1,956,539)	1,873,710

	UTILITIES: 1.52%
	Multi-Utilities: 1.52%
20,000	DTE Energy Co.	1,201,000
	Total Utilities (Cost $942,579)	1,201,000
	Total Common Stocks (Cost $55,912,538)	77,408,554

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2012, Continued

Shares	SHORT-TERM INVESTMENTS: 0.68%	Value
	Money Market Fund: 0.68%
539,949	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.09% (d)	$539,949
	TOTAL SHORT-TERM INVESTMENTS (Cost $539,949)	539,949

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 12.13%
9,600,942	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.09% (d) (Cost $9,600,942)	9,600,942

	Total Investments (Cost $66,053,429): 110.61%	87,549,445
	Liabilities in Excess of Other Assets: (10.61)%	(8,400,120)
	Net Assets: 100.00%	$79,149,325

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	All or a portion of this security is on loan. Total loaned securities had a market value of $9,578,772 at December 31, 2012.
(d)	Rate shown is the 7-day annualized yield at December 31, 2012.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI, Inc. (MSCI) and Standard & Poor’s Financial Services LLC (S&P) and is licensed for use by Al Frank Asset Management, Inc.  Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representation with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness to a particular purpose with respect to any of such standard or classification.  Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in the making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2012

Shares	COMMON STOCKS: 97.98%	Value
	CONSUMER DISCRETIONARY: 13.59%
	Auto Components: 2.66%
15,000	Cooper Tire & Rubber Co.	$380,400

	Household Durables: 3.58%
7,000	M.D.C. Holdings, Inc.	257,320
2,500	Whirlpool Corp.	254,375
		511,695
	Health and Personal Care Stores: 1.01%
13,000	PetMed Express, Inc.	144,300

	Leisure Equipment & Products: 1.13%
4,500	Hasbro, Inc.	161,550

	Media: 4.09%
9,000	Comcast Corp. – Class A	336,420
5,000	Walt Disney Co.	248,950
		585,370
	Specialty Retail: 1.12%
14,000	Staples, Inc.	159,600
	Total Consumer Discretionary (Cost $1,366,354)	1,942,915

	CONSUMER STAPLES: 4.87%
	Food & Staples Retailing: 2.50%
7,200	Nash Finch Co.	153,216
5,500	Walgreen Co.	203,555
		356,771
	Food Products: 2.37%
6,000	Archer-Daniels-Midland Co.	164,340
9,000	Tyson Foods, Inc. – Class A	174,600
		338,940
	Total Consumer Staples (Cost $670,016)	695,711

	ENERGY: 11.12%
	Energy Equipment & Services: 1.09%
2,300	Diamond Offshore Drilling, Inc.	156,308

	Marine Shipping: 1.16%
10,000	Ship Finance International Ltd. (a)	166,300

	Oil, Gas & Consumable Fuels: 7.55%
1,400	Apache Corp.	109,900
3,800	Eni S.p.A – ADR	186,732
2,400	Exxon Mobil Corp.	207,720
6,500	Marathon Oil Corp.	199,290
3,250	Marathon Petroleum Corp.	204,750
3,300	Total SA – ADR	171,633
		1,080,025
	Oilfield Services/Equipment: 1.32%
3,500	Bristow Group, Inc.	187,810
	Total Energy (Cost $1,175,777)	1,590,443

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at December 31, 2012, Continued

Shares		Value
	FINANCIALS: 11.45%
	Capital Markets: 1.75%
4,000	Ameriprise Financial, Inc.	$250,520

	Commercial Banks: 1.53%
7,500	BB&T Corp.	218,325

	Diversified Financial Services: 1.54%
5,000	JPMorgan Chase & Co.	219,850

	Insurance: 3.04%
10,000	Protective Life Corp.	285,800
2,800	Prudential Financial, Inc.	149,324
		435,124
	Investment Banks/Brokers: 1.43%
1,600	Goldman Sachs Group, Inc.	204,096

	Real Estate Investment Trusts (REITS): 0.97%
24,000	Anworth Mortgage Asset Corp.	138,720

	Thrifts & Mortgage Finance: 1.19%
13,000	New York Community Bancorp, Inc.	170,300
	Total Financials (Cost $1,476,878)	1,636,935

	HEALTH CARE: 10.75%
	Health Care Equipment & Supplies: 3.04%
3,500	Baxter International, Inc.	233,310
3,500	Covidien PLC (a)	202,090
		435,400
	Health Care Providers & Services: 3.33%
4,000	Aetna, Inc.	185,200
3,000	McKesson Corp.	290,880
		476,080
	Pharmaceuticals: 4.38%
3,700	Abbott Laboratories	242,350
5,500	Merck & Co., Inc.	225,170
2,500	Novartis AG – ADR	158,250
		625,770
	Total Health Care (Cost $1,014,670)	1,537,250

	INDUSTRIALS: 15.98%
	Aerospace & Defense: 4.35%
383	Engility Holdings, Inc. (c)	7,377
2,300	L-3 Communications Holdings, Inc.	176,226
2,500	Lockheed Martin Corp.	230,725
3,600	Raytheon Co.	207,216
		621,544
	Environmental Services: 1.42%
6,000	Waste Management Inc.	202,440

	Human Resource & Employment Services: 1.19%
4,000	Manpower, Inc.	169,760

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at December 31, 2012, Continued

Shares		Value
	INDUSTRIALS: 15.98% (Continued)
	Industrial Conglomerates: 1.23%
1,900	3M Co.	$176,415

	Machinery: 3.43%
9,400	Briggs & Stratton Corp.	198,152
5,400	Eaton Corp. (a)	292,680
		490,832
	Marine: 1.18%
50,000	Navios Maritime Holdings Inc. (a)	168,500

	Road & Rail: 1.08%
2,500	Norfolk Southern Corp.	154,600

	Trading Companies & Distributors: 2.10%
30,000	Aceto Corp.	301,200
	Total Industrials (Cost $1,976,659)	2,285,291

	INFORMATION TECHNOLOGY: 17.78%
	Communications Equipment: 2.64%
12,000	Cisco Systems, Inc.	235,800
14,000	Telefonaktiebolaget LM Ericsson – ADR	141,400
		377,200
	Computers & Peripherals: 4.32%
6,000	Lexmark International, Inc. – Class A	139,140
11,000	Seagate Technology PLC (a)	335,280
17,000	Xyratex Ltd. (a)	142,970
		617,390
	Electronic Equipment, Instruments & Components: 1.06%
12,000	Corning, Inc.	151,440

	Internet Software & Services: 1.31%
33,500	United Online, Inc.	187,265

	IT Services: 1.47%
1,100	International Business Machines Corp.	210,705

	Semiconductors & Semiconductor Equipment: 4.54%
10,000	Intel Corp.	206,300
2,500	KLA-Tencor Corp.	119,400
5,600	Microchip Technology, Inc.	182,504
19,500	Stmicroelectronics N.V. – ADR	141,180
		649,384
	Software: 2.44%
14,000	Activision Blizzard, Inc.	148,680
7,500	Microsoft Corp.	200,475
		349,155
	Total Information Technology (Cost $2,264,303)	2,542,539

	MATERIALS: 7.36%
	Chemicals: 1.25%
4,000	E.I. Du Pont de Nemours and Co.	179,880

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at December 31, 2012, Continued

Shares		Value
	MATERIALS: 7.36% (Continued)
	Metals & Mining: 4.84%
2,500	BHP Billiton Ltd. – ADR	$196,100
5,800	Freeport-McMoRan Copper & Gold, Inc.	198,360
2,700	Newmont Mining Corp.	125,388
10,000	Yamana Gold, Inc. (a)	172,100
		691,948
	Steel: 1.27%
4,200	Nucor Corp.	181,356
	Total Materials (Cost $833,510)	1,053,184

	TELECOMMUNICATION SERVICES: 2.57%
	Diversified Telecommunication Services: 2.57%
8,000	Nippon Telegraph & Telephone Corp. – ADR	168,240
40,000	Portugal Telecom, SGPS, S.A. – ADR	199,200
		367,440
	Total Telecommunication Services (Cost $392,722)	367,440

	UTILITIES: 2.51%
	Electric Utilities: 0.83%
4,000	Exelon Corp.	118,960

	Multi-Utilities: 1.68%
4,000	DTE Energy Co.	240,200
	Total Utilities (Cost $349,810)	359,160
	Total Common Stocks (Cost $11,520,699)	14,010,868

	SHORT-TERM INVESTMENTS: 0.88%
	Money Market Fund: 0.88%
126,369	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.09% (b)	126,369
	TOTAL SHORT-TERM INVESTMENTS (Cost $126,369)	126,369

	Total Investments (Cost $11,647,068): 98.86%	14,137,237
	Other Assets in Excess of Liabilities: 1.14%	163,226
	Net Assets: 100.00%	$14,300,463

ADR – American Depositary Receipt
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield at December 31, 2012.
(c)	Non-income producing security.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI, Inc. (MSCI) and Standard & Poor’s Financial Services LLC (S&P) and is licensed for use by Al Frank Asset Management, Inc.  Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representation with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness to a particular purpose with respect to any of such standard or classification.  Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in the making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds
STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2012

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
ASSETS
Investments in securities, at value (cost $66,053,429 and $11,647,068, respectively)1	$87,549,445	$14,137,237
Cash	207,500	35,275
Receivables:
Securities sold	3,234,917	303,660
Dividends and interest	78,349	14,546
Fund shares sold	2,861	2,231
Securities lending	5,833	—
Prepaid expenses	13,656	10,499
Total assets	91,092,561	14,503,448
LIABILITIES
Payables:
Collateral on securities loaned	9,600,942	—
Distributions	8,710	2,053
Securities purchased	2,121,925	138,360
Fund shares redeemed	41,474	1,966
Due to advisor	56,246	4,499
Transfer agent fees and expenses	27,976	12,560
Administration fees	24,230	7,138
Distribution fees	16,227	3,473
Shareholder reporting expenses	8,814	1,449
Audit fees	19,000	19,000
Fund accounting fees	11,639	8,992
Custody fees	1,368	600
Chief Compliance Officer fee	1,500	1,500
Accrued expenses	3,185	1,395
Total liabilities	11,943,236	202,985
NET ASSETS	$79,149,325	$14,300,463
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$75,556,909	$13,922,990
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	3,395,818	1,130,913
Net asset value, offering and redemption price per share	$22.25	$12.31
Advisor Class
Net assets applicable to shares outstanding	$3,592,416	$377,473
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	161,291	30,797
Net asset value, offering and redemption price per share	$22.27	$12.26
COMPONENTS OF NET ASSETS
Paid-in capital	$57,461,190	$11,760,968
Undistributed net investment income	2,816	6,430
Accumulated net realized gain on investments	189,303	42,896
Net unrealized appreciation on investments	21,496,016	2,490,169
Net assets	$79,149,325	$14,300,463
1 Includes loaned securities with a market value of	$9,578,772	$—

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2012

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (Net of withholding taxes of $60,855 and $12,578 and issuance fees of $7,168 and $1,440, respectively)	$2,601,437	$547,499
Interest	1,764	299
Securities lending	79,522	—
Total income	2,682,723	547,798
Expenses
Advisory fees (Note 4)	838,445	148,151
Distribution fees – Investor Class (Note 6)	201,020	36,206
Transfer agent fees and expenses (Note 4)	119,639	52,999
Administration fees (Note 4)	96,054	28,165
Fund accounting fees (Note 4)	46,457	35,589
Registration expense	28,956	27,419
Audit fees	19,000	19,000
Reports to shareholders	16,699	3,459
Legal fees	13,267	8,171
Trustee fees	8,898	5,657
Custody fees (Note 4)	7,520	3,709
Insurance	6,276	2,929
Chief Compliance Officer fee (Note 4)	6,001	6,000
Miscellaneous	7,866	3,146
Total expenses	1,416,098	380,600
Less: Advisory fees waived by advisor (Note 4)	(175,404)	(88,094)
Net expenses	1,240,694	292,506
Net investment income	1,442,029	255,292
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments
Affiliates	86,161	—
Non-Affiliates	3,810,547	492,991
Net change in unrealized appreciation on investments	8,021,377	1,595,501
Net realized and unrealized gain on investments	11,918,085	2,088,492
Net increase in net assets resulting from operations	$13,360,114	$2,343,784

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2012	December 31, 2011
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,442,029	$593,456
Net realized gain on investments
Affiliates	86,161	—
Non-Affiliates	3,810,547	16,945,208
Net change in unrealized appreciation/(depreciation) on investments	8,021,377	(21,902,892)
Net increase/(decrease) in net assets resulting from operations	13,360,114	(4,364,228)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(1,366,462)	(674,067)
Advisor Class	(72,798)	(29,357)
From net realized gain on investments
Investor Class	(4,161,100)	(18,181,414)
Advisor Class	(192,959)	(583,191)
Total distributions to shareholders	(5,793,319)	(19,468,029)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(12,471,202)	(3,062,473)
Total decrease in net assets	(4,904,407)	(26,894,730)

NET ASSETS
Beginning of year	84,053,732	110,948,462
End of year	$79,149,325	$84,053,732
Accumulated net investment income	$2,816	$—

(a)  A summary of share transactions is as follows:

Investor Class
	Year Ended		Year Ended
	December 31, 2012		December 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	102,728	$2,283,914	154,845	$4,232,760
Shares issued on reinvestment of distributions	235,198	5,217,155	866,458	17,753,717
Shares redeemed*	(913,432)	(20,425,349)	(941,551)	(24,660,186)
Net decrease	(575,506)	$(12,924,280)	79,752	$(2,673,709)
*Net of redemption fees of		$1,063		$4,926

Advisor Class
	Year Ended		Year Ended
	December 31, 2012		December 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	31,425	$705,754	18,114	$420,012
Shares issued on reinvestment of distributions	11,882	263,799	29,443	603,871
Shares redeemed*	(23,083)	(516,475)	(51,375)	(1,412,647)
Net increase/(decrease)	20,224	$453,078	(3,818)	$(388,764)
*Net of redemption fees of		$—		$—

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2012	December 31, 2011
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$255,292	$139,124
Net realized gain on investments	492,991	1,424,609
Net change in unrealized appreciation/(depreciation) on investments	1,595,501	(2,257,732)
Net increase/(decrease) in net assets resulting from operations	2,343,784	(693,999)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(242,490)	(141,125)
Advisor Class	(7,515)	(3,187)
From net realized gain on investments
Investor Class	(346,879)	—
Advisor Class	(9,262)	—
Total distributions to shareholders	(606,146)	(144,312)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(1,928,419)	(2,870,445)
Total decrease in net assets	(190,781)	(3,708,756)

NET ASSETS
Beginning of year	14,491,244	18,200,000
End of year	$14,300,463	$14,491,244
Accumulated net investment income	$6,430	$1,147

(a)  A summary of share transactions is as follows:

Investor Class
	Year Ended		Year Ended
	December 31, 2012		December 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	38,173	$464,660	48,845	$558,228
Shares issued on reinvestment of distributions	45,905	564,240	12,154	133,933
Shares redeemed*	(249,620)	(3,015,378)	(309,964)	(3,489,639)
Net decrease	(165,542)	$(1,986,478)	(248,965)	$(2,797,478)
*Net of redemption fees of		$208		$1,267

Advisor Class
	Year Ended		Year Ended
	December 31, 2012		December 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,697	$42,711	2,830	$30,992
Shares issued on reinvestment of distributions	1,372	16,777	290	3,187
Shares redeemed	(117)	(1,429)	(9,318)	(107,146)
Net increase/(decrease)	4,952	$58,059	(6,198)	$(72,967)

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended December 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$20.44	$27.49	$23.24	$17.33	$30.98

Income from investment operations:
Net investment income^	0.38	0.16	0.07	0.14	0.14
Net realized and unrealized gain/(loss) on investments	3.14	(1.42)	4.26	5.93	(13.65)
Total from investment operations	3.52	(1.26)	4.33	6.07	(13.51)

Less distributions:
From net investment income	(0.42)	(0.21)	(0.08)	(0.16)	(0.14)
From net realized gain on investments	(1.29)	(5.58)	—	—	—
	(1.71)	(5.79)	(0.08)	(0.16)	(0.14)

Redemption fees retained^#	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$22.25	$20.44	$27.49	$23.24	$17.33

Total return	17.26%	-4.64%	18.65%	35.02%	-43.60%

Ratios/supplemental data:
Net assets, end of year (thousands)	$75,557	$81,168	$106,961	$116,326	$102,834
Ratio of expenses to average net assets:
Before fee waivers	1.70%	1.67%	1.66%	1.67%	1.65%
After fee waivers	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets:
Before fee waivers	1.50%	0.40%	0.13%	0.54%	0.39%
After fee waivers	1.71%	0.58%	0.30%	0.72%	0.55%
Portfolio turnover rate	10.77%	34.88%	18.75%	8.43%	6.19%

^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Advisor Class
	Year Ended December 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$20.46	$27.52	$23.27	$17.35	$31.05

Income from investment operations:
Net investment income^	0.45	0.22	0.13	0.19	0.21
Net realized and unrealized gain/(loss) on investments	3.13	(1.42)	4.27	5.94	(13.70)
Total from investment operations	3.58	(1.20)	4.40	6.13	(13.49)

Less distributions:
From net investment income	(0.48)	(0.28)	(0.15)	(0.21)	(0.22)
From net realized gain on investments	(1.29)	(5.58)	—	—	—
	(1.77)	(5.86)	(0.15)	(0.21)	(0.22)

Redemption fees retained	—	—	0.00 ^#	—	0.01 ^

Net asset value, end of year	$22.27	$20.46	$27.52	$23.27	$17.35

Total return	17.55%	-4.40%	18.92%	35.36%	-43.41%

Ratios/supplemental data:
Net assets, end of year (thousands)	$3,592	$2,886	$3,987	$5,614	$3,815
Ratio of expenses to average net assets:
Before fee waivers	1.45%	1.42%	1.41%	1.42%	1.40%
After fee waivers	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets:
Before fee waivers	1.81%	0.64%	0.38%	0.79%	0.65%
After fee waivers	2.02%	0.82%	0.55%	0.97%	0.81%
Portfolio turnover rate	10.77%	34.88%	18.75%	8.43%	6.19%

^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended December 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$10.96	$11.54	$10.15	$8.25	$13.02

Income from investment operations:
Net investment income^	0.21	0.09	0.07	0.11	0.11
Net realized and unrealized gain/(loss) on investments	1.67	(0.56)	1.39	1.90	(4.76)
Total from investment operations	1.88	(0.47)	1.46	2.01	(4.65)

Less distributions:
From net investment income	(0.22)	(0.11)	(0.07)	(0.11)	(0.12)
From net realized gain on investments	(0.31)	—	—	—	(0.00)#
	(0.53)	(0.11)	(0.07)	(0.11)	(0.12)

Redemption fees retained^#	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$12.31	$10.96	$11.54	$10.15	$8.25

Total return	17.20%	-4.09%	14.39%	24.41%	-35.66%

Ratios/supplemental data:
Net assets, end of year (thousands)	$13,923	$14,209	$17,832	$15,672	$14,374
Ratio of expenses to average net assets:
Before fee waivers	2.58%	2.41%	2.35%	2.50%	2.32%
After fee waivers	1.98%	1.98%	1.98%	1.98%	1.98%
Ratio of net investment income to average net assets:
Before fee waivers	1.12%	0.39%	0.29%	0.69%	0.65%
After fee waivers	1.72%	0.82%	0.66%	1.21%	0.99%
Portfolio turnover rate	10.84%	37.24%	35.78%	2.17%	3.61%

^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Advisor Class
	Year Ended December 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$10.92	$11.50	$10.12	$8.22	$12.99

Income from investment operations:
Net investment income^	0.25	0.12	0.09	0.12	0.14
Net realized and unrealized gain/(loss) on investments	1.65	(0.56)	1.39	1.92	(4.76)
Total from investment operations	1.90	(0.44)	1.48	2.04	(4.62)

Less distributions:
From net investment income	(0.25)	(0.14)	(0.10)	(0.14)	(0.15)
From net realized gain on investments	(0.31)	—	—	—	(0.00)#
	(0.56)	(0.14)	(0.10)	(0.14)	(0.15)

Redemption fees retained	—	—	—	0.00 ^#	—

Net asset value, end of year	$12.26	$10.92	$11.50	$10.12	$8.22

Total return	17.49%	-3.83%	14.60%	24.79%	-35.48%

Ratios/supplemental data:
Net assets, end of year (thousands)	$377	$282	$368	$565	$156
Ratio of expenses to average net assets:
Before fee waivers	2.33%	2.16%	2.10%	2.25%	2.07%
After fee waivers	1.73%	1.73%	1.73%	1.73%	1.73%
Ratio of net investment income to average net assets:
Before fee waivers	1.45%	0.62%	0.48%	0.86%	0.95%
After fee waivers	2.05%	1.05%	0.85%	1.38%	1.28%
Portfolio turnover rate	10.84%	37.24%	35.78%	2.17%	3.61%

^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2012

NOTE 1 – ORGANIZATION

The Al Frank Fund and the Al Frank Dividend Value Fund (the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The investment objective of the Al Frank Fund is long-term capital appreciation.  The investment objectives of the Al Frank Dividend Value Fund are long-term total return from both capital appreciation and, secondarily, dividend income.  The Al Frank Fund Investor and Advisor Classes commenced operations on January 2, 1998 and April 30, 2006, respectively.  The Al Frank Dividend Value Fund Investor and Advisor Classes commenced operations on September 30, 2004 and April 30, 2006, respectively.

Prior to April 30, 2006, the shares of the Funds had no specific class designation.  As of that date, all of the then outstanding shares were redesignated as Investor Class Shares.  As part of its multiple class plan, the Funds now also offer Advisor Class Shares.  Because the fees and expenses vary between the Investor Class Shares and the Advisor Class Shares, performance will vary with respect to each class.  Under normal conditions, the Advisor Class Shares are expected to have lower expenses than the Investor Class Shares which will result in higher total returns.

Advisor Class Shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.  Advisor Class Shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investment in the Funds.  The Funds may also be purchased by qualified investors directly through the Funds’ transfer agent.  Wrap account programs established with broker-dealers or financial intermediaries may purchase Advisor Class Shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administration payment to any third-party.  A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Advisor Class Shares investment minimum.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011, or expected to be taken in the Funds’ 2012 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade  date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2012, Continued

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended December 31, 2012, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated Net
	Net Investment	Realized
	Income/(Loss)	Gain/(Loss)	Paid-in Capital
Al Frank Fund	$ 47	$(47)	$ —
Al Frank Dividend Value Fund	(4)	4	—

F.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

G.
Redemption Fees: The Funds charge a 2% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  See Note 11 for information about the reorganization of the Al Frank Fund and the Al Frank Dividend Value Fund into newly created series of Northern Lights Fund Trust II.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2012, Continued

the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value.  Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2012:

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2012, Continued

Al Frank Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$10,727,701	$—	$—	$10,727,701
Consumer Staples	3,062,920	—	—	3,062,920
Energy	11,287,703	—	—	11,287,703
Financials	10,448,130	—	—	10,448,130
Health Care	9,922,587	—	—	9,922,587
Industrials	11,247,827	—	—	11,247,827
Information Technology	12,871,228	—	—	12,871,228
Materials	4,765,748	—	—	4,765,748
Telecommunication Services	1,873,710	—	—	1,873,710
Utilities	1,201,000	—	—	1,201,000
Total Common Stocks	77,408,554	—	—	77,408,554
Short-Term Investments	10,140,891	—	—	10,140,891
Total Investments	$87,549,445	$—	$—	$87,549,445

Al Frank Dividend Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,942,915	$—	$—	$1,942,915
Consumer Staples	695,711	—	—	695,711
Energy	1,590,443	—	—	1,590,443
Financials	1,636,935	—	—	1,636,935
Health Care	1,537,250	—	—	1,537,250
Industrials	2,285,291	—	—	2,285,291
Information Technology	2,542,539	—	—	2,542,539
Materials	1,053,184	—	—	1,053,184
Telecommunication Services	367,440	—	—	367,440
Utilities	359,160	—	—	359,160
Total Common Stocks	14,010,868	—	—	14,010,868
Short-Term Investments	126,369	—	—	126,369
Total Investments	$14,137,237	$—	$—	$14,137,237

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at December 31, 2012, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the year ended December 31, 2012.

New Accounting Pronouncement – In December 2011, Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the year ended December 31, 2012, Al Frank Asset Management, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund.  For the year ended December 31, 2012, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $838,445 and $148,151, respectively, in advisory fees.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2012, Continued

The Funds are responsible for their own operating expenses.  For the year ended December 31, 2012, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit the Al Frank Fund’s Investor Class aggregate annual operating expenses to 1.49% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.24% of average daily net assets, and the Al Frank Dividend Value Fund’s Investor Class aggregate annual operating expenses to 1.98% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.73% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended December 31, 2012, the Advisor reduced its fees and absorbed Fund expenses in the amount of $175,404 and $88,094 for the Al Frank Fund and the Al Frank Dividend Value Fund, respectively.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Al Frank Fund		Al Frank Dividend Value Fund
Year	Amount	Year	Amount
2013	$183,473	2013	$62,503
2014	186,024	2014	71,963
2015	175,404	2015	88,094
	$544,901		$222,560

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the year ended December 31, 2012, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Al Frank Fund	Al Frank Dividend Value Fund
Administration	$96,054	$28,165
Fund Accounting	46,457	35,589
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	50,928	37,930
Custody	7,520	3,709
Chief Compliance Officer	6,001	6,000

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2012, Continued

At December 31, 2012, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	Al Frank Fund	Al Frank Dividend Value Fund
Administration	$24,230	$7,138
Fund Accounting	11,639	8,992
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	12,105	9,873
Custody	1,368	600
Chief Compliance Officer	1,500	1,500

NOTE 5 – OTHER AFFILIATES

Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act.  Transactions during the year ended December 31, 2012 in the Al Frank Fund in which the issuer was an “affiliated person” are as follows:

Smith-Midland Corp.
Beginning Shares	287,000
Beginning Cost	$253,926
Purchase Cost	—
Sales Cost	(253,926)
Ending Cost	$—
Ending Shares	—
Dividend Income	$—
Net Realized Gain/(Loss)	$86,161

NOTE 6 – DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the year ended December 31, 2012, the Al Frank Fund – Investor Class and the Al Frank Dividend Value Fund – Investor Class paid the Distribution Coordinator $201,020 and $36,206, respectively.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Funds were:

	Purchases	Sales
Al Frank Fund	$8,799,125	$24,291,767
Al Frank Dividend Value Fund	1,564,764	3,885,048

NOTE 8 – LINES OF CREDIT

The Al Frank Fund and the Al Frank Dividend Value Fund have lines of credit in the amount of $14,400,000 and $2,400,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the year ended December 31, 2012, the Funds did not draw upon their lines of credit.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2012, Continued

NOTE 9 – SECURITIES LENDING

The Al Frank Fund has entered into a securities lending arrangement with Morgan Stanley Securities Servicing Inc. (the “Borrower”).  Under the terms of the agreement, the Fund is authorized to loan securities to the Borrower.  In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments.  Securities lending income is disclosed in the Fund’s Statement of Operations.  Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.  The agreement provides that the Fund receives a guaranteed amount in securities lending revenue annually.

As of December 31, 2012, the value of securities loaned and collateral held by the Al Frank Fund are as follows:

Market Value of
Securities Loaned	Collateral
$9,578,772	$9,600,942

NOTE 10 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of distributions received from real estate investment trusts and wash sale losses deferred.

The tax character of distributions paid during the years ended December 31, 2012 and December 31, 2011 for the Funds was as follows:

	Al Frank Fund		Al Frank Dividend Value Fund
	2012	2011	2012	2011
Ordinary income	$1,693,904	$660,489	$250,005	$144,312
Long-term capital gain	4,099,415	18,807,540	356,141	—

Ordinary income distributions may include dividends paid from short-term capital gains.

As of December 31, 2012, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Al Frank
	Al Frank Fund	Dividend Value Fund
Cost of investments (a)	$66,053,429	$11,658,238
Gross unrealized appreciation	23,151,031	3,079,200
Gross unrealized depreciation	(1,655,015)	(600,201)
Net unrealized appreciation (a)	21,496,016	2,478,999
Undistributed ordinary income	2,816	6,430
Undistributed long-term capital gain	189,303	54,066
Total distributable earnings	192,119	60,496
Other accumulated gains/(losses)	—	—
Total accumulated earnings/(losses)	$21,688,135	$2,539,495

(a)
The difference between book basis and tax basis cost and net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales in the Al Frank Dividend Value Fund.  The book basis and tax basis cost and net unrealized appreciation in the Al Frank Fund are the same.

During the year ended December 31, 2012, the Al Frank Dividend Value Fund utilized tax capital carryovers in the amount of $30,734.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.  Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses.  As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2012, Continued

NOTE 11 – LEGAL PROCEEDINGS (Unaudited)

A lawsuit has been filed relating to the Funds’ former investments in Lyondell Chemical Company (“LYO”).  The lawsuit stems from events surrounding a 2007 leveraged buyout of LYO by Basell AF S.C.A.  On December 19, 2011, a large class of former shareholders of LYO, including the Funds, were named as defendants in a proceeding brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust in the U.S. Bankruptcy Court for the Southern District of New York.  The plaintiffs seek to recover amounts paid to former LYO shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.  The lawsuit alleges no misconduct by the Funds.

If the lawsuit were to be decided or settled in a manner adverse to former LYO shareholders, the Funds could be required to return amounts received in connection with the leveraged buyout.  The return of such amounts by the Funds, along with interest and other potential expenses, could have a negative impact on the Funds’ net asset values.  It is not possible to determine the exact impact that such a decision might have on the Funds’ net asset values at this time.

Refer to the most current prospectus for additional information on the legal proceedings.

NOTE 12 – SUBSEQUENT EVENT – SHAREHOLDER MEETING (Unaudited)

The Board of Directors of the Advisors Series Trust (the “Predecessor Trust”) held a Special Meeting of the Shareholders of the Al Frank Fund and Al Frank Dividend Value Fund (each a “Predecessor Fund” and collectively, the “Predecessor Funds”), each a series of the Predecessor Trust, on January 17, 2013 for the purpose of approving an Agreement and Plan of Reorganization, dated January 18, 2013 by and among the Predecessor Trust, on behalf of the Predecessor Funds, Northern Lights Fund Trust II (the “Trust”), on behalf of its newly created series the Al Frank Fund and Al Frank Dividend Value Fund (each a “Fund”, and collectively, the “Funds”), and AFAM Capital, Inc. the investment advisor to the Predecessor Funds and the Funds (the “Advisor”) regarding the proposed reorganization of the Predecessor Funds with and into the Funds.  At the close of business November 30, 2012, the record date for the Special Meeting of Shareholders, there were total outstanding 3,450,448 shares of beneficial interest of the predecessor Al Frank Fund and total outstanding shares of 1,148,705 shares of beneficial interest of the predecessor Al Frank Dividend Value Fund.  Accordingly, shares represented in person and by proxy at the Special Meeting equaled 53.96% of the outstanding shares of the predecessor Al Frank Fund and 51.56% of the outstanding shares of the predecessor Al Frank Dividend Value Fund.  Therefore, a quorum was present for each Predecessor Fund.

With respect to approval of the proposed Agreement and Plan of Reorganization the following votes were cast:

Al Frank Fund
For Approval:  1,739,748 shares voted
Against Approval:  54,150 shares voted
Abstained:  68,000 shares voted

Al Frank Dividend Value Fund
For Approval:  568,541 shares voted
Against Approval:  7,376 shares voted
Abstained:  16,390 shares voted

Al Frank Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
Al Frank Fund
Al Frank Dividend Value Fund

We have audited the accompanying statements of assets and liabilities of the Al Frank Fund and Al Frank Dividend Value Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.   These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned series of the Advisor Series Trust, as of  December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended,  in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 1, 2013

Al Frank Funds

NOTICE TO SHAREHOLDERS at December 31, 2012 (Unaudited)

For the year ended December 31, 2012, the Al Frank Fund designated $1,693,904 and the Al Frank Dividend Value Fund designated $250,005 as ordinary income for purposes of the dividends paid deduction.  For the year ended December 31, 2012, the Al Frank Fund designated $4,099,415 and the Al Frank Dividend Value Fund designated $356,141 as long-term capital gains for purposes of the dividends paid deduction.

For the year ended December 31, 2012, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from net investment income designated as qualified dividend income for the Al Frank Fund and the Al Frank Dividend Value Fund was 100% and 100%, respectively.

For corporate shareholders in the Al Frank Fund and the Al Frank Dividend Value Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended December 31, 2012 was 100% and 100%, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Sections 871(k)(2)(C) for the Al Frank Fund and the Al Frank Dividend Value Fund is 15.03% and 0%, respectively.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888.263.6443 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2012

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2012 is available without charge, upon request, by calling 888.263.6443.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090.  Information included in the Funds’ Form N-Q is also available by calling 888.263.6443.

Al Frank Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

				Number of
				Portfolios
		Term of		in Fund
	Position	Office and		Complex
Name, Address	Held with	Length of	Principal Occupation	Overseen by	Other Directorships Held
and Age	the Trust	Time Served	During Past Five Years	Trustee(2)	During Past Five Years

Independent Trustees(1)

Donald E. O’Connor	Trustee	Indefinite term	Retired; former Financial Consultant	2	Trustee, Advisors Series
(age 76)		since February	and former Executive Vice President		Trust (for series not
615 E. Michigan Street		1997.	and Chief Operating Officer of ICI		affiliated with the
Milwaukee, WI 53202			Mutual Insurance Company		Funds); Trustee, The
			(until January 1997).		Forward Funds
					(35 portfolios).

George J. Rebhan	Trustee	Indefinite term	Retired; formerly President, Hotchkis	2	Trustee, Advisors Series
(age 78)		since May	and Wiley Funds (mutual funds)		Trust (for series not
615 E. Michigan Street		2002.	(1985 to 1993).		affiliated with the
Milwaukee, WI 53202					Funds); Independent
					Trustee from 1999 to
					2009, E*TRADE Funds.

George T. Wofford	Trustee	Indefinite term	Retired; formerly Senior Vice	2	Trustee, Advisors Series
(age 73)		since February	President, Federal Home Loan		Trust (for series not
615 E. Michigan Street		1997.	Bank of San Francisco.		affiliated with the
Milwaukee, WI 53202					Funds).

Interested Trustee

Joe D. Redwine(3)	Interested	Indefinite term	President, CEO, U.S. Bancorp Fund	2	Trustee, Advisors Series
(age 65)	Trustee	since September	Services, LLC (May 1991 to present).		Trust (for series not
615 E. Michigan Street		2008.			affiliated with the
Milwaukee, WI 53202					Funds).

Officers
	Position	Term of Office
Name, Address	Held with	and Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years

Joe D. Redwine	Chairman and	Indefinite term since	President, CEO, U.S. Bancorp Fund Services, LLC
(age 65)	Chief Executive Officer	September 2007.	(May 1991 to present).
615 E. Michigan Street
Milwaukee, WI 53202

Douglas G. Hess	President and Principal	Indefinite term since	Senior Vice President, Compliance and Administration,
(age 45)	Executive Officer	June 2003.	U.S. Bancorp Fund Services, LLC (March 1997 to present).
615 E. Michigan Street
Milwaukee, WI 53202

Cheryl L. King	Treasurer and Principal	Indefinite term since	Vice President, Compliance and Administration,
(age 51)	Financial Officer	December 2007.	U.S. Bancorp Fund Services, LLC (October 1998 to present).
615 E. Michigan Street
Milwaukee, WI 53202

Michael L. Ceccato	Vice President,	Indefinite term since	Senior Vice President, U.S. Bancorp Fund Services, LLC
(age 55)	Chief Compliance Officer	September 2009.	(February 2008 to present); General Counsel/Controller,
615 E. Michigan Street	and AML Officer		Steinhafels, Inc. (September 1995 to February 2008).
Milwaukee, WI 53202

Al Frank Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

	Position	Term of Office
Name, Address	Held with	and Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Senior Vice President and Counsel, U.S. Bancorp Fund
(age 47)		since June 2007.	Services, LLC (May 2006 to present); Senior Counsel,
615 E. Michigan Street			Wells Fargo Funds Management, LLC (May 2005 to
Milwaukee, WI 53202			May 2006); Senior Counsel, Strong Financial Corporation
(January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-888-263-6443.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-263-6443 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Al Frank Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting held on December 4-6, 2012, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory Agreements for the Al Frank Fund and the Al Frank Dividend Value Fund (collectively, the “Al Frank Funds”) with Al Frank Asset Management, Inc. (the “Advisor”) for another annual term.  At this meeting, and at a prior meeting held on October 24-25, 2012, the Board received and reviewed substantial information regarding the Al Frank Funds, the Advisor and the services provided by the Advisor to the Al Frank Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  In considering this information, the Board was cognizant of the fact that the Board had approved the reorganization of the Al Frank Funds into newly created series of the Northern Lights Funds Trust II.  The Board considered that the reorganization, if approved by shareholders at an upcoming meeting of the shareholders, would take effect in early 2013.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreements:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENTS.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Al Frank Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Al Frank Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE AL FRANK FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Al Frank Funds as of August 31, 2012 on both an absolute basis, and in comparison to both benchmarks and their peer funds as classified by Lipper and Morningstar.  While the Board considered performance over both short and long term periods, it placed less emphasis on very short term performance and greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

Al Frank Fund:  The Board noted that the Al Frank Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for the three-month, year-to-date, three-year and ten-year periods, equal to its peer group median but below its Lipper Index for the one-year period, and above its Lipper Index but below its peer group median for the five-year period.

The Board noted that the Al Frank Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the three-month, year-to-date, one-year and ten-year periods, and below its peer group median and average for the three-year and five year periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against broad-based securities markets benchmarks.

Al Frank Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited), Continued

Al Frank Dividend Value Fund:  The Board noted that the Al Frank Dividend Value Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for the three-month, year-to-date, one-year, five-year and since inception periods, and below its peer group median and Lipper Index for the three-year period.

The Board noted that the Al Frank Dividend Value Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the three-month and year-to-date periods, above its peer group median but below its peer group average for the five-year period, and below the peer group median and average for the one-year, three-year and since-inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against broad-based securities markets benchmarks.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of each Fund.  The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds, fees charged by the Advisor to other similarly managed funds or to other similarly managed accounts, as well as information regarding fee offsets for separate accounts invested in the Funds.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Al Frank Fund:  The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Al Frank Fund of 1.49% for the Investor Class shares and 1.24% for the Advisor Class shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for the Investor Class shares was above the median and average of its peer group, while the total expense ratio for the Advisor Class shares was below the average but above the median of its peer group.  The Board also noted that the contractual advisory fee was above the median and average of its peer group.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, both the contractual and net advisory fees were above the average of this segment of its peer group.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were below the standard fees charged to the Advisor’s separately managed account clients.  The Trustees noted that while the Fund’s expenses and advisory fee were somewhat above that of its peer group, the Fund’s performance, after taking into account fees and expenses, compared favorably to its peer group, particularly with regard to its longer term performance.

Al Frank Dividend Value Fund:  The Board noted that the Advisor had contractually agreed to maintain Expense Caps for the Al Frank Dividend Value Fund of 1.98% for the Investor Class shares and 1.73% for the Advisor Class shares.  Additionally, the Board noted that the Fund’s total expense ratio and contractual advisory fee were each above its peer group median and average.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period were below the peer group median and average, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were below the standard fees charged to the Advisor’s separately managed account clients.  The Trustees noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group and that its longer term performance after taking into account fees and expenses compared favorably to its peer group.

Al Frank Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited), Continued

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Al Frank Funds grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Al Frank Funds do not exceed the Expense Caps.  The Board concluded that they would continue to examine this issue to ensure that economies of scale are being shared with each Fund as asset levels increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE AL FRANK FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Al Frank Funds.  The Board considered the profitability to the Advisor from its relationship with the Al Frank Funds and considered any additional benefits derived by the Advisor from its relationship with the Al Frank Funds, such as benefits received in the form of Rule 12b-1 fees and potential subscriptions to its proprietary newsletter.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Al Frank Funds and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreements was not excessive, and that the Advisor had maintained adequate resources and profit levels to support the services it provides to the Al Frank Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the Al Frank Fund and the Al Frank Dividend Value Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements for the Al Frank Fund and the Al Frank Dividend Value Fund would be in the best interest of each Fund and its shareholders.

Al Frank Funds

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on November 26, 2012, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Al Frank Fund and Al Frank Dividend Value Fund (collectively, the “Funds”) and AFAM Capital, Inc. (“AFAM”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Funds.  The materials also included due diligence materials relating to AFAM (including due diligence questionnaires completed by AFAM, AFAM’s Forms ADV, select financial information of AFAM, bibliographic information regarding AFAM’s key management and investment advisory personnel, and comparative fee information relating to the Funds) and other pertinent information.  Based on their evaluation of the information provided by AFAM, in conjunction with the Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Funds.  The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Funds and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  During the discussions with AFAM, the Board reviewed materials provided by AFAM related to the proposed Investment Advisory Agreement with the Trust, including a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Funds, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board then discussed the extent of AFAM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board considered AFAM’s specific responsibilities in all aspects of the day-to-day management of the Funds.  Additionally, the Board received satisfactory responses from the representative of AFAM with respect to a series of important questions, including whether AFAM was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Funds; and whether AFAM has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the descriptions provided by AFAM of its practices for monitoring compliance with each Fund’s investment limitations, noting that AFAM’s CCO periodically reviews the portfolio manager’s performance of their duties with respect to the Fund to ensure compliance under AFAM’s compliance program.  The Board then reviewed the capitalization of AFAM based on financial information and other materials provided by AFAM and discussed such materials with AFAM.  The Board concluded that AFAM was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Funds.  The Board also concluded that AFAM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by AFAM were satisfactory and reliable.

Performance.  The Board considered AFAM’s past performance as well as other factors relating to AFAM’s track record.  Noting the proposed reorganization of the Al Frank Fund and Al Frank Dividend Value Fund (collectively the “Predecessor Funds”), each a series of the Advisors Series Trust (“the Predecessor Trust”), into the Al Frank Fund and Al Frank Dividend Value Fund, each a series of the

Al Frank Funds

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT, Continued

Trust, the Trustees reviewed the performance of each of the Predecessor Funds, noting that performance was acceptable.  The Board concluded that AFAM was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by AFAM, the Board reviewed and discussed a comparison of each Fund’s management fee and overall expense ratio to a peer group of funds constructed by AFAM with similar investment objectives and strategies and of similar size.  The Board also considered any fall-out benefits likely to accrue to AFAM or its affiliates from its relationship with the Funds.  The Board reviewed the contractual arrangements for the Funds, including a proposed operating expense limitation agreement pursuant to which AFAM had agreed to waive or limit its management fee and/or reimburse expenses and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.24%, and 1.49%, of the each Fund’s average net assets, for Advisor Shares and Investor Shares, respectively, at least until April 30, 2014 and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on AFAM’s experience and expertise, and the services to be provided to the Funds by AFAM, the fees to be charged by AFAM were reasonable.

Profitability.  The Board also considered the level of profits that could be expected to accrue to AFAM with respect to the Funds based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of AFAM provided by AFAM.  With respect to AFAM, the Trustees concluded that based on the services provided and the projected growth of the Funds, the fees were reasonable and that anticipated profits from AFAM’s relationship with the Fund were not excessive.

Economies of Scale.  As to the extent to which the Funds will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed AFAM’s expectations for growth of the Funds and the current size of the Funds and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from AFAM as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement determined that (a) the terms of the Investment Advisory Agreement are reasonable; (b) the investment advisory fees are reasonable; and (c) the Investment Advisory Agreement is in the best interests of the applicable New Funds and their shareholders.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
Al Frank Asset Management, Inc.
85 Argonaut, Suite 220
Aliso Viejo, CA  92656
alfrankfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
888.263.6443

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  Statements and other information herein are dated and are subject to change.

If you have any questions or need help with your account,call our customer service team at:

888.263.6443

The Al Frank Funds Web site contains resources for bothcurrent and potential shareholders, including:

• Performance through the most recent quarter and month end
• Applications, including new account forms, IRA and IRA transfer forms
• Electronic copies of the Prospectus, Annual Report and Semi-Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please refer to the prospectus for important information about the investment company, including investment objectives, risks, charges and expenses.

Small company investing involves greater volatility, limited liquidity and other risks.

Distributed by Quasar Distributors, LLC. 2/13

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the Registrant believes that the business experience and financial literacy provided by each member of the audit committee collectively offers the Registrant adequate oversight given the Registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2012	FYE 12/31/2011
Audit Fees	$32,000	$31,800
Audit-Related Fees	N/A	N/A
Tax Fees	$6,000	$5,800
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2012	FYE 12/31/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2012	FYE 12/31/2011
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

 (b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*                   /s/ Douglas G. Hess__
Douglas G. Hess, President

Date   3/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Douglas G. Hess_ _
Douglas G. Hess, President

Date   3/6/13

By (Signature and Title)*                   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   3/6/13

* Print the name and title of each signing officer under his or her signature.